Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Results of Operations of Xushui	For the Years Ended December 31,
	2014	2013	2012
Net revenues	$747,132	$3,287,959	$10,056,749
Cost of sales	565,723	2,487,297	7,614,939
Gross profit	181,409	800,662	2,441,810
Operating expenses	90,183	95,578	82,869
Operating income	91,226	705,086	2,358,941
Other income, net	1,118,069	3,054	293
Income before taxes from discontinued operations	1,209,295	708,140	2,359,234
less: Provision for income taxes	22,725	177,034	589,808
Income from discontinued operations, net of tax	$1,186,570	$531,106	$1,769,426

Financial Position of Xushui	As of December 31,
	2014	2013
Cash	$496,566	$36,966
Other current assets	98	799
Inventories	1,146,164	1,160,630
Deferred cost of projects	3,149,854	3,538,660
Total current assets	4,792,682	4,737,055
Long-term unbilled revenue	13,131,525	11,573,799
Plant and equipment, net	1,860	-
Total Assets	17,926,067	16,310,854
Accounts payable	22,616	-
Loans from third party companies and individuals	244,061	-
Other payables	26,103	-
Taxes payable	1,022,382	981,134
Amount due to TRIT	12,356,004	12,244,364
Total Liabilities	$13,671,166	$13,225,498
Net Assets of Discontinued Operations	$4,254,901	$3,085,356